Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 27, 2014
Document Effective Date	Jun. 28, 2014
Prospectus Date	Jun. 28, 2014
Orinda SkyView Multi-Manager Hedged Equity Fund | Class A
Risk/Return:
Trading Symbol	OHEAX
Orinda SkyView Multi-Manager Hedged Equity Fund | Class I
Risk/Return:
Trading Symbol	OHEIX
Orinda SkyView Macro Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OMOAX
Orinda SkyView Macro Opportunities Fund | Class I
Risk/Return:
Trading Symbol	OMOIX
Orinda Income Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OIOAX
Orinda Income Opportunities Fund | Class I
Risk/Return:
Trading Symbol	OIOIX
Orinda Income Opportunities Fund | Class D
Risk/Return:
Trading Symbol	OIODX